FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 99.3%
	COMMUNICATIONS — 10.1%
1,680	Alphabet, Inc. - Class A1	$259,795
1,369	Alphabet, Inc. - Class C1	213,879
2,606	AT&T, Inc.[1]	73,698
18	Booking Holdings, Inc.[1]	82,924
1,098	Comcast Corp. - Class A1	40,516
627	Meta Platforms, Inc. - Class A1	361,378
123	Netflix, Inc.*,1	114,701
973	Uber Technologies, Inc.*,1	70,893
1,529	Verizon Communications, Inc.[1]	69,355
521	Walt Disney Co.[1]	51,423
		1,338,562
	CONSUMER DISCRETIONARY — 9.3%
2,851	Amazon.com, Inc.*,1	542,431
303	Home Depot, Inc.[1]	111,047
173	Lowe's Cos., Inc.[1]	40,349
400	McDonald's Corp.[1]	124,948
1,307	NIKE, Inc. - Class B1	82,968
633	Starbucks Corp.[1]	62,091
839	Tesla, Inc.*,1	217,435
344	TJX Cos., Inc.	41,899
		1,223,168
	CONSUMER STAPLES — 6.0%
669	Altria Group, Inc.[1]	40,153
1,530	Coca-Cola Co.[1]	109,579
294	Colgate-Palmolive Co.[1]	27,548
137	Costco Wholesale Corp.[1]	129,572
528	Mondelez International, Inc. - Class A1	35,825
542	PepsiCo, Inc.[1]	81,267
614	Philip Morris International, Inc.[1]	97,460
846	Procter & Gamble Co.[1]	144,175
142	Target Corp.[1]	14,819
1,339	Walmart, Inc.[1]	117,551
		797,949
	ENERGY — 3.6%
850	Chevron Corp.[1]	142,196
658	ConocoPhillips[1]	69,103
2,235	Exxon Mobil Corp.[1]	265,809
		477,108
	FINANCIALS — 14.2%
221	American Express Co.[1]	59,460

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,190	Bank of America Corp.[1]	$91,389
729	Berkshire Hathaway, Inc. - Class B*,1	388,251
58	BlackRock, Inc.[1]	54,896
595	Charles Schwab Corp.[1]	46,576
701	Chubb Ltd.[1,2]	211,695
620	Citigroup, Inc.[1]	44,014
125	Goldman Sachs Group, Inc.[1]	68,286
923	JPMorgan Chase & Co.[1]	226,412
326	Mastercard, Inc. - Class A1	178,687
1,088	MetLife, Inc.[1]	87,355
494	Morgan Stanley[1]	57,635
399	PayPal Holdings, Inc.*,1	26,035
512	U.S. Bancorp[1]	21,617
688	Visa, Inc. - Class A1	241,116
1,092	Wells Fargo & Co.[1]	78,395
		1,881,819
	HEALTH CARE — 11.2%
923	Abbott Laboratories[1]	122,436
590	AbbVie, Inc.[1]	123,617
180	Amgen, Inc.[1]	56,079
678	Bristol-Myers Squibb Co.[1]	41,351
669	CVS Health Corp.[1]	45,325
215	Danaher Corp.[1]	44,075
123	Elevance Health, Inc.[1]	53,500
263	Eli Lilly & Co.[1]	217,214
416	Gilead Sciences, Inc.[1]	46,613
189	Intuitive Surgical, Inc.*,1	93,606
804	Johnson & Johnson[1]	133,335
682	Medtronic PLC[1,2]	61,285
845	Merck & Co., Inc.[1]	75,847
1,893	Pfizer, Inc.[1]	47,969
128	Thermo Fisher Scientific, Inc.[1]	63,693
490	UnitedHealth Group, Inc.[1]	256,637
		1,482,582
	INDUSTRIALS — 8.2%
329	3M Co.[1]	48,317
452	Boeing Co.*,1	77,089
292	Caterpillar, Inc.[1]	96,301
154	Deere & Co.[1]	72,280
239	Eaton Corp. PLC[2]	64,967
345	Emerson Electric Co.[1]	37,826

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
104	FedEx Corp.[1]	$25,353
654	General Electric Co. DBA GE Aerospace[1]	130,898
393	Honeywell International, Inc.[1]	83,218
127	Lockheed Martin Corp.[1]	56,732
804	RTX Corp.[1]	106,498
280	Union Pacific Corp.[1]	66,147
338	United Parcel Service, Inc. - Class B1	37,177
786	Waste Management, Inc.[1]	181,967
		1,084,770
	MATERIALS — 2.2%
627	Linde PLC[1,2]	291,956

	REAL ESTATE — 2.1%
1,271	American Tower Corp., REIT[1]	276,570

	TECHNOLOGY — 29.9%
256	Accenture PLC[1,2]	79,882
180	Adobe, Inc.*,1	69,035
613	Advanced Micro Devices, Inc.*,1	62,980
4,111	Apple, Inc.[1]	913,176
311	Applied Materials, Inc.[1]	45,132
1,765	Broadcom, Inc.[1]	295,514
4,428	Cisco Systems, Inc.[1]	273,252
1,630	Intel Corp.[1]	37,017
379	International Business Machines Corp.[1]	94,242
115	Intuit, Inc.[1]	70,609
2,022	Microsoft Corp.[1]	759,039
6,672	NVIDIA Corp.[1]	723,111
658	Oracle Corp.[1]	91,995
839	Palantir Technologies, Inc. - Class A*	70,812
420	QUALCOMM, Inc.[1]	64,516
126	S&P Global, Inc.[1]	64,021
391	Salesforce, Inc.[1]	104,929
84	ServiceNow, Inc.*,1	66,876
345	Texas Instruments, Inc.[1]	61,997
		3,948,135
	UTILITIES — 2.5%
758	Duke Energy Corp.[1]	92,454
2,018	NextEra Energy, Inc.[1]	143,056
1,075	Southern Co.[1]	98,846
		334,356
	TOTAL COMMON STOCKS
	(Cost $14,726,481)	$13,136,975

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 18.5%
	CALL OPTIONS — 6.2%
	S&P 500 Index
13	Exercise Price: $6,000.01, Notional Amount: $7,800,013, Expiration Date: October 7, 2027*	$809,737
	TOTAL CALL OPTIONS
	(Cost $678,623)	809,737

	PUT OPTIONS — 12.3%
	iShares Core S&P 500 Index ETF
17	Exercise Price: $581.50, Notional Amount: $988,550, Expiration Date: October 8, 2027*	87,320
	S&P 500 Index
13	Exercise Price: $5,000.01, Notional Amount: $6,500,013, Expiration Date: October 7, 2027*	361,570
23	Exercise Price: $5,815.03, Notional Amount: $13,374,569, Expiration Date: October 8, 2027*	1,179,655
	TOTAL PUT OPTIONS
	(Cost $1,644,444)	1,628,545
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,323,067)	2,438,282

Number
of Shares
	SHORT-TERM INVESTMENTS — 1.0%
136,465	UMB Bank, Money Market Special II Deposit Investment, 4.19%[3]	136,465
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $136,465)	136,465
	TOTAL INVESTMENTS — 118.8%
	(Cost $17,186,013)	15,711,722
	Liabilities in Excess of Other Assets — (18.8)%	(2,485,211)
	TOTAL NET ASSETS — 100.0%	$13,226,511

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (18.1)%
	CALL OPTIONS — (12.4)%
	3M Co.
(1)	Exercise Price: $145.00, Notional Amount: $(14,500), Expiration Date: April 4, 2025*	$(317)
	Abbott Laboratories
(2)	Exercise Price: $131.00, Notional Amount: $(26,200), Expiration Date: April 4, 2025*	(533)
	AbbVie, Inc.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: April 4, 2025*	(587)
	Accenture PLC
(1)	Exercise Price: $305.00, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(915)
	Advanced Micro Devices, Inc.
(1)	Exercise Price: $103.00, Notional Amount: $(10,300), Expiration Date: April 4, 2025*	(225)
	Alphabet, Inc. - Class A
(3)	Exercise Price: $155.00, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(757)
	Alphabet, Inc. - Class C
(3)	Exercise Price: $157.50, Notional Amount: $(47,250), Expiration Date: April 4, 2025*	(630)
	Altria Group, Inc.
(1)	Exercise Price: $58.00, Notional Amount: $(5,800), Expiration Date: April 4, 2025*	(216)
	Amazon.com, Inc.
(6)	Exercise Price: $192.50, Notional Amount: $(115,500), Expiration Date: April 4, 2025*	(1,482)
	Apple, Inc.
(8)	Exercise Price: $217.50, Notional Amount: $(174,000), Expiration Date: April 4, 2025*	(5,120)
	Applied Materials, Inc.
(1)	Exercise Price: $146.00, Notional Amount: $(14,600), Expiration Date: April 4, 2025*	(277)
	AT&T, Inc.
(5)	Exercise Price: $28.00, Notional Amount: $(14,000), Expiration Date: April 4, 2025*	(253)
	Bank of America Corp.
(5)	Exercise Price: $41.00, Notional Amount: $(20,500), Expiration Date: April 4, 2025*	(572)
	Berkshire Hathaway, Inc. - Class B
(2)	Exercise Price: $525.00, Notional Amount: $(105,000), Expiration Date: April 4, 2025*	(2,005)
	Boeing Co.
(1)	Exercise Price: $175.00, Notional Amount: $(17,500), Expiration Date: April 4, 2025*	(168)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	CALL OPTIONS (Continued)
	Bristol-Myers Squibb Co.
(1)	Exercise Price: $59.00, Notional Amount: $(5,900), Expiration Date: April 4, 2025*	$(220)
	Broadcom, Inc.
(4)	Exercise Price: $167.50, Notional Amount: $(67,000), Expiration Date: April 4, 2025*	(1,700)
	Caterpillar, Inc.
(1)	Exercise Price: $330.00, Notional Amount: $(33,000), Expiration Date: April 4, 2025*	(540)
	Charles Schwab Corp.
(1)	Exercise Price: $78.00, Notional Amount: $(7,800), Expiration Date: April 4, 2025*	(136)
	Chevron Corp.
(2)	Exercise Price: $165.00, Notional Amount: $(33,000), Expiration Date: April 4, 2025*	(630)
	Cisco Systems, Inc.
(9)	Exercise Price: $61.00, Notional Amount: $(54,900), Expiration Date: April 4, 2025*	(895)
	Citigroup, Inc.
(1)	Exercise Price: $70.00, Notional Amount: $(7,000), Expiration Date: April 4, 2025*	(194)
	Coca-Cola Co.
(3)	Exercise Price: $70.00, Notional Amount: $(21,000), Expiration Date: April 4, 2025*	(547)
	Colgate-Palmolive Co.
(1)	Exercise Price: $93.00, Notional Amount: $(9,300), Expiration Date: April 4, 2025*	(113)
	Comcast Corp. - Class A
(2)	Exercise Price: $36.50, Notional Amount: $(7,300), Expiration Date: April 4, 2025*	(91)
	ConocoPhillips
(1)	Exercise Price: $102.00, Notional Amount: $(10,200), Expiration Date: April 4, 2025*	(331)
	CVS Health Corp.
(1)	Exercise Price: $67.00, Notional Amount: $(6,700), Expiration Date: April 4, 2025*	(177)
	Eli Lilly & Co.
(1)	Exercise Price: $820.00, Notional Amount: $(82,000), Expiration Date: April 4, 2025*	(1,715)
	Emerson Electric Co.
(1)	Exercise Price: $109.00, Notional Amount: $(10,900), Expiration Date: April 4, 2025*	(193)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	CALL OPTIONS (Continued)
	Exxon Mobil Corp.
(5)	Exercise Price: $118.00, Notional Amount: $(59,000), Expiration Date: April 4, 2025*	$(960)
	General Electric Co. DBA GE Aerospace
(1)	Exercise Price: $200.00, Notional Amount: $(20,000), Expiration Date: April 4, 2025*	(387)
	Gilead Sciences, Inc.
(1)	Exercise Price: $112.00, Notional Amount: $(11,200), Expiration Date: April 4, 2025*	(171)
	Home Depot, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 4, 2025*	(1,092)
	Honeywell International, Inc.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 4, 2025*	(415)
	Intel Corp.
(3)	Exercise Price: $23.00, Notional Amount: $(6,900), Expiration Date: April 4, 2025*	(191)
	International Business Machines Corp.
(1)	Exercise Price: $242.50, Notional Amount: $(24,250), Expiration Date: April 4, 2025*	(792)
	Johnson & Johnson
(2)	Exercise Price: $165.00, Notional Amount: $(33,000), Expiration Date: April 4, 2025*	(409)
	JPMorgan Chase & Co.
(2)	Exercise Price: $242.50, Notional Amount: $(48,500), Expiration Date: April 4, 2025*	(975)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $542.50, Notional Amount: $(54,250), Expiration Date: April 4, 2025*	(1,010)
	McDonald's Corp.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 4, 2025*	(627)
	Medtronic PLC
(1)	Exercise Price: $88.00, Notional Amount: $(8,800), Expiration Date: April 4, 2025*	(239)
	Merck & Co., Inc.
(2)	Exercise Price: $89.00, Notional Amount: $(17,800), Expiration Date: April 4, 2025*	(360)
	Meta Platforms, Inc. - Class A
(1)	Exercise Price: $575.00, Notional Amount: $(57,500), Expiration Date: April 4, 2025*	(1,295)
	Microsoft Corp.
(4)	Exercise Price: $377.50, Notional Amount: $(151,000), Expiration Date: April 4, 2025*	(1,630)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	CALL OPTIONS (Continued)
	Mondelez International, Inc. - Class A
(1)	Exercise Price: $68.00, Notional Amount: $(6,800), Expiration Date: April 4, 2025*	$(70)
	Morgan Stanley
(1)	Exercise Price: $115.00, Notional Amount: $(11,500), Expiration Date: April 4, 2025*	(320)
	NextEra Energy, Inc.
(4)	Exercise Price: $71.00, Notional Amount: $(28,400), Expiration Date: April 4, 2025*	(424)
	NIKE, Inc. - Class B
(3)	Exercise Price: $63.00, Notional Amount: $(18,900), Expiration Date: April 4, 2025*	(386)
	NVIDIA Corp.
(14)	Exercise Price: $110.00, Notional Amount: $(154,000), Expiration Date: April 4, 2025*	(3,108)
	Oracle Corp.
(1)	Exercise Price: $140.00, Notional Amount: $(14,000), Expiration Date: April 4, 2025*	(335)
	Palantir Technologies, Inc. - Class A
(2)	Exercise Price: $85.00, Notional Amount: $(17,000), Expiration Date: April 4, 2025*	(574)
	PayPal Holdings, Inc.
(1)	Exercise Price: $65.00, Notional Amount: $(6,500), Expiration Date: April 4, 2025*	(133)
	PepsiCo, Inc.
(1)	Exercise Price: $149.00, Notional Amount: $(14,900), Expiration Date: April 4, 2025*	(243)
	Pfizer, Inc.
(4)	Exercise Price: $25.00, Notional Amount: $(10,000), Expiration Date: April 4, 2025*	(230)
	Philip Morris International, Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 4, 2025*	(430)
	Procter & Gamble Co.
(2)	Exercise Price: $167.50, Notional Amount: $(33,500), Expiration Date: April 4, 2025*	(715)
	QUALCOMM, Inc.
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: April 4, 2025*	(365)
	RTX Corp.
(2)	Exercise Price: $132.00, Notional Amount: $(26,400), Expiration Date: April 4, 2025*	(391)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	CALL OPTIONS (Continued)
	S&P 500 Index
(13)	Exercise Price: $5,000.01, Notional Amount: $(6,500,013), Expiration Date: October 7, 2027*	$(1,590,630)
	Salesforce, Inc.
(1)	Exercise Price: $270.00, Notional Amount: $(27,000), Expiration Date: April 4, 2025*	(390)
	Southern Co.
(2)	Exercise Price: $91.00, Notional Amount: $(18,200), Expiration Date: April 4, 2025*	(290)
	Starbucks Corp.
(1)	Exercise Price: $98.00, Notional Amount: $(9,800), Expiration Date: April 4, 2025*	(174)
	Tesla, Inc.
(2)	Exercise Price: $262.50, Notional Amount: $(52,500), Expiration Date: April 4, 2025*	(1,890)
	Texas Instruments, Inc.
(1)	Exercise Price: $177.50, Notional Amount: $(17,750), Expiration Date: April 4, 2025*	(450)
	TJX Cos., Inc.
(1)	Exercise Price: $117.00, Notional Amount: $(11,700), Expiration Date: April 4, 2025*	(522)
	U.S. Bancorp
(1)	Exercise Price: $42.50, Notional Amount: $(4,250), Expiration Date: April 4, 2025*	(40)
	Uber Technologies, Inc.
(2)	Exercise Price: $73.00, Notional Amount: $(14,600), Expiration Date: April 4, 2025*	(296)
	Union Pacific Corp.
(1)	Exercise Price: $232.50, Notional Amount: $(23,250), Expiration Date: April 4, 2025*	(510)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $110.00, Notional Amount: $(11,000), Expiration Date: April 4, 2025*	(138)
	UnitedHealth Group, Inc.
(1)	Exercise Price: $517.50, Notional Amount: $(51,750), Expiration Date: April 4, 2025*	(1,197)
	Verizon Communications, Inc.
(3)	Exercise Price: $45.00, Notional Amount: $(13,500), Expiration Date: April 4, 2025*	(192)
	Visa, Inc. - Class A
(1)	Exercise Price: $342.50, Notional Amount: $(34,250), Expiration Date: April 4, 2025*	(965)
	Walmart, Inc.
(3)	Exercise Price: $85.00, Notional Amount: $(25,500), Expiration Date: April 4, 2025*	(952)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Contracts		Value
	CALL OPTIONS (Continued)
	Walt Disney Co.
(1)	Exercise Price: $98.00, Notional Amount: $(9,800), Expiration Date: April 4, 2025*	$(178)
	Wells Fargo & Co.
(2)	Exercise Price: $71.00, Notional Amount: $(14,200), Expiration Date: April 4, 2025*	(341)
	TOTAL CALL OPTIONS
	(Proceeds $1,425,716)	(1,638,971)

	PUT OPTIONS — (5.7)%
	S&P 500 Index
(13)	Exercise Price: $6,000.01, Notional Amount: $(7,800,013), Expiration Date: October 7, 2027*	(755,735)
	TOTAL PUT OPTIONS
	(Proceeds $932,402)	(755,735)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,358,118)	$(2,394,706)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $1,935,312, which represents 14.63% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$498,090	3.8%
Switzerland	211,695	1.6%
United States	15,001,937	113.4%
Total Investments	15,711,722	118.8%
Liabilities in Excess of Other Assets	(2,485,211)	(18.8)%
Total Net Assets	$13,226,511	100.0%

*	This table does not include purchased options contracts and written options contracts. Please refer to the Schedule of Investments for information on purchased options contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Technology	29.9%
Financials	14.2%
Health Care	11.2%
Communications	10.1%
Consumer Discretionary	9.3%
Industrials	8.2%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Materials	2.2%
Real Estate	2.1%
Total Common Stocks	99.3%
Purchased Options Contracts	18.5%
Short-Term Investments	1.0%
Total Investments	118.8%
Liabilities in Excess of Other Assets	(18.8)%
Total Net Assets	100.0%

*	This table does not include purchased options contracts and written options contracts. Please refer to the Schedule of Investments for information on purchased options contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$13,136,975	$-	$-	$13,136,975
Short-Term Investments	136,465	-	-	136,465
Total Investments	13,273,440	-	-	13,273,440
Purchased Options Contracts	-	2,438,282	-	2,438,282
Total Investments and Options	$13,273,440	$2,438,282	$-	$15,711,722

Liabilities
Written Options Contracts	$48,341	$2,346,365	$-	$2,394,706
Total Options	$48,341	$2,346,365	$-	$2,394,706

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.